3. Business Acquisitions (Details Narrative) - Heliostixio [Member] $ in Thousands	11 Months Ended
Dec. 13, 2017 USD ($)
Consideration and Payment Settlement	$ 2,108
Euro Member Countries, Euro
Consideration and Payment Settlement	$ 1,757